DUE TO FORMER DIRECTOR – RELATED PARTY (Details Narrative) - USD ($)	Dec. 31, 2022	Jun. 30, 2022	Jun. 30, 2021
Due To Former Director - Related Party
Due to former director - related party	$ 30,257	$ 30,746	$ 33,347